Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ 13	$ (278)
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(347)	(337)
Lapse and other policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	102	563
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	6	6
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	6	(331)
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ 246	$ (179)